Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 — Related Party Transactions

Due to Related Parties

Prior to the consummation of the Reverse Acquisition, Bannix entered into various transactions with related parties to fund working capital needs. A total of $2,124,212 owing to these related parties was assumed at the close of the Reverse Acquisition. The table below at December 31, 2025 and September 30, 2025 balances for those related parties.

	December 31, 2025	September 30, 2025
Suresh Yezhuvath	$223,960	$223,960
Instant Fame and affiliated parties (1)	840,000	840,000
Stanley Hills (3) (4)	285,252	785,252
Accrued executive compensation (2)	45,000	250,000
Anat Attia (4)	89,570	335,280
	$1,483,782	$2,434,492

(1) Instant Fame and affiliated parties

Represents unsecured promissory note issued by Bannix on December 13, 2022 in favor of Instant Fame, in the principal amount of $690,000. In March and April 2023, Bannix issued additional unsecured promissory notes to Instant Fame for $75,000 for each promissory note.

(2) Accrued executive compensation

Represents compensation expense owing to executives. At the close of the reverse acquisition $220,000 and $55,000 were owed to Doug Davis and Erik Klinger, respectively. At December 31, 2025, $25,000 and $20,000 were owed to Noam Kenig and Erik Klinger, respectively. At September 30, 2025, $180,000, $25,000 and $45,000 were owed to Doug Davis, Noam Kenig and Erik Klinger, respectively.

Deferment of payment of related party balances

On December 26, 2024 and revised on February 4, 2025, April 19, 2025 and May 25, 2025, the Company entered into an agreement to defer payment of certain related parties including Stanley Hills, LLC. Under the deferment agreements, all amounts owed to the sponsor of Bannix and its affiliates are payable only after any Pre-Paid Advance issued in connection with the SEPA Pre-Paid Advances is repaid in full (See Note 14).

On January 19, 2026, the Company and Yorkville Advisors amended the SEPA to provide that the prepaid advance would no longer constitute an advance under the SEPA but instead be evidenced by stand-alone promissory notes. During the three months ended December 31, 2025, Yorkville Advisors approved repayment of $235,000 of deferred compensation expense of the Executive Chairman.

(3) Transfer of balances

During the year ended September 30, 2025, upon agreement by and amount the related parties, $235,333 of balances owing to Bannix Management LLP and $4,737 of balances of Subash Menon was transferred to Stanley Hills and $200,000 of balances owed to Subash Menon was transferred to Suresh Yezhuvath.

(4) VisionWave Technologies related party transactions

Stanley Hills, LLC, a corporation wholly owned by Anat Attia, paid the entire company expenses for VisionWave Technologies Inc., as well as funded the Company’s bank and brokerage accounts, on behalf of the Company. On April 8, 2025, with an effective date of March 31, 2025, the Company entered into a Funding Support Agreement with Stanley Hills, LLC (“Stanley Hills”), the principal shareholder of VisionWave Technologies. Pursuant to the agreement, Stanley Hills irrevocably and unconditionally committed to provide financial support to the Company, sufficient to fund the working capital needs through February 17, 2027. The funding may be provided by Stanley Hills in the form of direct payments to third parties, advances or intercompany loans, or capital contributions, as mutually determined by the parties. Unless otherwise agreed in writing, any such advances will be non-interest bearing and repayable only at such time as determined by the Board of Directors, and only to the extent such repayment would not impair the Company’s liquidity or ability to continue as a going concern. The agreement may not be terminated by Stanley Hills prior to the twelve-month period from the date of release of the financial statement.

As stated in (2) above, on January 19, 2026, the Company and Yorkville Advisors amended the SEPA to provide that the prepaid advance would no longer constitute an advance under the SEPA but instead be evidenced by stand-alone promissory notes. During the three months ended December 31, 2025, the Company made a partial payment of $500,000 to Stanley Hills, LLC; the deferral agreement remains in effect and was not amended, and Yorkville Advisors has not delivered any notice of default under the SEPA or the related promissory notes. Stanley Hills subsequently provided $500,000 of additional funding support to the Company under its existing funding support agreement.

During the three months ended December 31, 2025, a total of $500,000 and $270,000 was repaid on the Stanley Hill and Anat Attia balances, respectively.  During the three months ended December 31, 2025, Anat Attia paid $24,290 of expenses on behalf of the Company. As of December 31, 2025 and September 30, 2025, the balance of $285,252 and $785,252, respectively, owing to Stanley Hills, LLC is included in due to related parties on the unaudited condensed consolidated balance sheets. As of December 31, 2025 and September 30, 2025, the balance of $89,570 and $335,280, respectively, owing to Anat Attia is included in due to related parties on the unaudited condensed consolidated balance sheets.

Due from related party

During the year ended September 30, 2025, the Company advanced against compensation $120,000 to the Executive Chairman and acting CEO. For the three months ended December 31, 2025, the Company advanced to that executive an additional $27,500 against compensation. As of December 31, 2025 and September 30, 2025, $147,500 and $120,000 is advanced against compensation to the executive Chairman and acting CEO and reported in due from related party balance on the unaudited condensed consolidated balance sheets.

Note 8 — Related Party Transactions

Due to Related Parties

Prior to the consummation of the Reverse Acquisition, Bannix entered into various transactions with related parties to fund working capital needs. A total of $2,124,212 owing to these related parties was assumed at the close of the Reverse Acquisition. The table below at September 30, 2024 and September 30, 2025 balances for those related parties.

	September 30,	September 30,
	2025	2024
Suresh Yezhuvath (3)	$223,960	$—
Subash Menon (3)	—	—
Bannix Management LLP (3)	—	—
Instant Fame and affiliated parties (1)	840,000	—
Stanley Hills	785,252	—
Accrued executive compensation (2)	250,000	—
Anat Attia	335,280	69,133
	$2,434,492	$69,133

(1) Instant Fame and affiliated parties

Represents unsecured promissory note issued by Bannix on December 13, 2022 in favor of Instant Fame, in the principal amount of $690,000. In March and April 2023, Bannix issued additional unsecured promissory notes to Instant Fame for $75,000 for each promissory note.

(2) Accrued executive compensation

Represents compensation expense owing to executives. At the close of the reverse acquisition $220,000 and $55,000 were owed to Doug Davis and Erik Klinger, respectively. At September 30, 2025, $25,000, $180,000 and $45,000 were owed to Noam Kenig, Doug Davis and Erik Klinger respectively.

Deferment of payment of related party balances

On December 26, 2024 and revised on February 4, 2025, April 19, 2025 and May 25, 2025, the Company entered into an agreement to defer payment of certain related party obligations. Under the deferment agreements, all amounts owed to the sponsor of Bannix and its affiliates are payable only after any Pre-Paid Advance issued in connection with the SEPA Pre-Paid Advances is repaid in full (See Note 9).

(3) Transfer of balances

During the quarter ended, upon agreement by and amount the related parties, $235,333 of balances owing to Bannix Management LLP and $4,737 of balances of Subash Menon was transferred to Stanley Hill and $200,000 of balances owed to Subash Menon was transferred to Suresh Yezhuvath.

VisionWave Technologies related party transactions

Stanley Hills, LLC, a corporation controlled by Anat Attia, paid the entire company expenses for VisionWave Technologies Inc., as well as funded the Company’s bank and brokerage accounts, on behalf of the Company. on April 8, 2025, with an effective date of March 31, 2025, the Company entered into a Funding Support Agreement with Stanley Hills, LLC (“Stanley Hills”), the principal shareholder of VisionWave Technologies. Pursuant to the agreement, Stanley Hills irrevocably and unconditionally committed to provide financial support to the Company, sufficient to fund the working capital needs through August 13, 2026. The funding may be provided by Stanley Hills in the form of direct payments to third parties, advances or intercompany loans, or capital contributions, as mutually determined by the parties. Unless otherwise agreed in writing, any such advances will be non-interest bearing and repayable only at such time as determined by the Board of Directors, and only to the extent such repayment would not impair the Company’s liquidity or ability to continue as a going concern. The agreement may not be terminated by Stanley Hills prior to the twelve-month period from the date of release of the financial statement.

As of September 30, 2025 and 2024, the balance of $785,252 and $69,133, respectively, owing to Stanley Hills, LLC is included in due to related parties on the consolidated balance sheets.